Short-term investments (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) Unit $ / Unit shares	Sep. 30, 2022 CAD ($) Unit $ / shares $ / Unit shares
IfrsStatementLineItems [Line Items]
Shares received from optionees as property option payments | $	$ 68
Fair values of marketable securities disposed | $	$ 4,531	$ 17,659
Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Number of units acquired | Unit		1,666,667	1,666,667
Short-term investments purchased price per unit | $ / Unit		0.60	0.60
Short-term investments purchased cost		$ 799	$ 1
Number of common share consists of each unit | shares		1	1
Number of transferable common share purchase warrant consists of each unit | shares		1	1
Short-term investments purchased, value of additional common share for period of 60 months following the date of issuance thereof | $ / shares			$ 0.95